Other Current and Long-term Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Other current liabilities
Fair value of swaps	$ 21,556	$ 51,022
Other current liabilities	790	1,480
Total	22,346	52,502
Other long-term liabilities
Fair value of swaps	1,459	2,398
Other long-term liabilities	12,261	11,310
Total	$ 13,720	$ 13,708